BRIDGEWAY FUNDS, INC.

Aggressive Investors 1 Fund

Ultra-Small Company Fund

Ultra-Small Company Market Fund

Small-Cap Growth Fund

Small-Cap Value Fund

Blue Chip Fund

Managed Volatility Fund

Supplement dated May 13, 2021

to the Statement of Additional Information (“SAI”) dated October 31, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the “Disclosure of Portfolio Holdings” section, which begins on page 18 of the SAI, is hereby deleted in its entirety and replaced with the following:

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway Funds’ Board of Directors has adopted, on behalf of the Funds, a policy relating to the disclosure of portfolio holdings information. The policy relating to the disclosure of the Funds’ portfolio securities is designed to protect shareholder interests and allow disclosure of portfolio holdings information where necessary to a Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of Bridgeway Funds that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure and the recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway Funds discloses portfolio holdings information as required in its regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, Bridgeway Funds will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports on Form N-CSR and filings of Form N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. The Funds’ complete holdings are filed on Form N-PORT monthly, but only the information reported for the third month of a fund’s fiscal quarter is made publicly available, and only after a 60-day delay.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, bridgewayfunds.com, or on the SEC’s website, sec.gov, as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Disclosure*
Complete Portfolio Holdings (including portfolio weights)	Quarterly	43 calendar days after the end of each calendar quarter

Top 10 Portfolio Holdings (including portfolio weights)	Quarterly	7 calendar days after the end of each calendar quarter**

Top/Bottom 10 contributors to Fund performance	Quarterly	7 calendar days after the end of each calendar quarter

*	Unless this day falls on a weekend or market holiday, in which case it will be the following business day.
**	The full list of Blue Chip holdings are disclosed, without portfolio weights beyond the top 10, after the 7th calendar day after the end of each calendar quarter.

If the Funds’ portfolio holdings information is made available on the Funds’ website, the scope of such information may change from time to time without notice. The Funds’ Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Bridgeway Funds may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer, to its third party service providers, which include The Bank of New York Mellon, the custodian, administrator and accounting agent; BNY Mellon Investment Servicing (US) Inc., the transfer agent; BBD, LLP, the Funds’ independent registered public accounting firm; Stradley Ronon Stevens & Young, LLP, legal counsel; and the Funds’ financial printer. The Funds currently have ongoing arrangements to disclose portfolio holdings information to S&P Global, Thomson Reuters Markets, LLC, Bloomberg L.P., The McGraw-Hill Companies, Inc., Merrill Corporation, Russell Investments, Morningstar, Inc., Institutional Shareholder Services, eVestment Alliance, LLC, FactSet Research Systems, Inc., Charles River Systems, Inc., STP Investment Services, Inc. and Ernst & Young Global Limited. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms contained in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).”

Bridgeway Funds may provide information regarding the Funds’ portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to Bridgeway Funds may only receive portfolio holdings information that has otherwise been publicly disclosed. Bridgeway Funds is not compensated for disclosure of portfolio holdings. Non-public portfolio holdings of a Fund’s entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Funds’ Board of Directors at its next regularly scheduled quarterly meeting. Bridgeway Funds Disclosure Controls Committee is responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third-party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

BRIDGEWAY FUNDS, INC.

Omni Small-Cap Value Fund

Omni Tax-Managed Small-Cap Value Fund

Supplement dated May 13, 2021

to the Statement of Additional Information (“SAI”) dated October 31, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective immediately, the “Disclosure of Portfolio Holdings” section, which begins on page 13 of the SAI, is hereby deleted in its entirety and replaced with the following:

DISCLOSURE OF PORTFOLIO HOLDINGS

Bridgeway Funds’ Board of Directors has adopted, on behalf of the Corporation, a policy relating to the disclosure of portfolio holdings information. The policy relating to the disclosure of the Funds’ portfolio securities is designed to protect shareholder interests and allow disclosure of portfolio holdings information where necessary to the Fund’s operation without compromising the integrity or performance of the Fund. It is the policy of the Corporation that disclosure of a Fund’s portfolio holdings to a select person or persons prior to the release of such holdings to the public (“selective disclosure”) is prohibited, unless there are legitimate business purposes for selective disclosure and the recipient is obligated to keep the information confidential and not to trade on the information provided.

Bridgeway Funds discloses portfolio holdings information as required in its regulatory filings and shareholder reports, discloses portfolio holdings information as required by federal and state securities laws and may disclose portfolio holdings information in response to requests by governmental authorities. As required by the federal securities laws, including the 1940 Act, Bridgeway Funds will disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports on Form N-CSR and filings of Form N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. The Funds’ complete holdings are filed on Form N-PORT monthly, but only the information reported for the third month of a fund’s fiscal quarter is made publicly available, and only after a 60-day delay.

Bridgeway Funds currently makes its portfolio holdings publicly available on its website, bridgewayfunds.com, or on the SEC’s website, sec.gov, as disclosed in the following table:

Information Posting	Frequency of Disclosure	Date of Disclosure*
Complete Portfolio Holdings (including portfolio weights)	Quarterly	43 calendar days after the end of each calendar quarter

Top 10 Portfolio Holdings (including portfolio weights)	Quarterly	7 calendar days after the end of each calendar quarter

Top/Bottom 10 contributors to Fund performance	Quarterly	7 calendar days after the end of each calendar quarter

*	Unless this day falls on a weekend or market holiday, in which case it will be the following business day.

If the Funds’ portfolio holdings information is made available on Bridgeway Funds’ website, the scope of such information may change from time to time without notice. The Funds’ Adviser or its affiliates may include each Fund’s portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

The Funds may distribute or authorize the distribution of information about the Funds’ portfolio holdings that is not publicly available for legitimate business purposes, provided that such disclosure is approved by the Chief Compliance Officer, to its third party service providers, which include The Bank of New York Mellon, the custodian, administrator and accounting agent; BNY Mellon Investment Servicing (US) Inc., the transfer agent; BBD, LLP, the Funds’ independent registered public accounting firm; Stradley Ronon Stevens & Young, LLP, legal counsel; and the Funds’ financial printer. The Funds currently have ongoing arrangements to disclose portfolio holdings information to S&P Global, Thomson Reuters Markets, LLC, Bloomberg L.P., The McGraw-Hill Companies, Inc., Merrill Corporation, Russell Investments, Morningstar, Inc., Institutional Shareholder Services, eVestment Alliance, LLC, FactSet Research Systems, Inc., Charles River Systems, Inc., STP Investment Services, Inc. and Ernst & Young Global Limited. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms contained in written agreements, implied by the nature of the relationship (e.g., attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).”

The Funds may provide information regarding the Funds’ portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed. Bridgeway Funds is not compensated for disclosure of portfolio holdings. Non-public portfolio holdings of the Fund’s entire portfolio will not be disclosed to members of the media under any circumstance (although individual holdings may be disclosed to the general public through the media).

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Funds’ Board of Directors at its next regularly scheduled quarterly meeting. Bridgeway Funds Disclosure Controls Committee is responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third-party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE